Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2024 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities, noncurrent	¥ 710,179			¥ 466,006	$ 101,199
Long-term investments	2,054,565			2,260,785	292,773
Long-term investments, Total losses	(133,609)	$ (19,039)	¥ (240,356)
Equity investments without readily determinable fair value	1,139,181			1,586,589	$ 162,332
Equity investments without readily determinable fair value	0	0	¥ (4,027)
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	(75,946)	(10,822)		(253,125)
Long-term investments, Total losses	(178,579)	$ (25,447)		(336,226)
Equity investments without readily determinable fair value				(4,027)
Quoted Prices in Active Market for Identical Assets (Level 1) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments				43,343
Quoted Prices in Active Market for Identical Assets (Level 1) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value	7,499			24,815
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Time deposits	180,832			32,292
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities, current	936,267			941,738
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion	15,425			2,727,147
Convertible senior notes, non-current portion	3,788,405			3,756,945
Significant Unobservable Inputs (Level 3) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	68,051			25,238
Long-term investments	344,843			228,259
Equity investments without readily determinable fair value				269,415
Significant Unobservable Inputs (Level 3) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities, noncurrent	710,179			466,006
Significant Unobservable Inputs (Level 3) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, non-current portion	¥ 4,081,044			¥ 5,123,936